Post-Employment Benefits - Summary of Expected Future Benefit Payments (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2019 CAD ($)
Disclosure of defined benefit plans [line items]
2020	$ 354
2021	362
2022	370
2023	380
2024	389
2025-2029	2,094
Total	3,949
Pension plan [member]
Disclosure of defined benefit plans [line items]
2020	326
2021	333
2022	340
2023	349
2024	357
2025-2029	1,921
Total	3,626
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
2020	28
2021	29
2022	30
2023	31
2024	32
2025-2029	173
Total	$ 323